Other Payables and Accrued Liabilities (Details) - USD ($)			6 Months Ended
		Aug. 20, 2024	Mar. 31, 2025	Sep. 30, 2024	Sep. 09, 2024
Other Payables And Accrued Liabilities [Line Items]
Deposit received				$ 2,750,000
Cash		$ 3,000,000
Shares issued (in Shares)	[1]		46,303,070	14,466,667
Class A Ordinary Shares [Member]
Other Payables And Accrued Liabilities [Line Items]
Shares issued (in Shares)					5,454,545
Wealth AI [Member]
Other Payables And Accrued Liabilities [Line Items]
Purchase price		4,500,000	$ 1,000,000
Cash		3,000,000
Principal amount		$ 1,500,000
Wealth AI [Member] | Class A Ordinary Shares [Member]
Other Payables And Accrued Liabilities [Line Items]
Shares issued (in Shares)		780,000
Wealth AI [Member] | Class B Ordinary Shares [Member]
Other Payables And Accrued Liabilities [Line Items]
Shares issued (in Shares)		1,620,000

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022.